LEASES - Future minimum lease payments under non-cancelable operating leases (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
LEASES
2026	$ 124,658	$ 166,210
2027	170,322	170,322
Total lease payments	294,980	336,532
Less: imputed interest	(9,516)	(12,446)
Total present value of lease liabilities	$ 285,464	$ 324,087	$ 470,622